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                    Skadden, Arps, Slate, Meagher & Flom LLP
                              333 West Wacker Drive
                             Chicago, Illinois 60606
                           Telephone: (312) 407-0700


                                                                 March 14, 2008

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

 Re: Van Kampen Trust
     Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A Rule 485(a) Filing (File Nos. 33-4410 and 811-4629)

Ladies and Gentlemen:

     Van Kampen Trust (the "Registrant") hereby files via EDGAR one electronically signed copy of Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A (the "Registration Statement"), on behalf of Van Kampen Inflation-Linked Fixed Income Fund (the "Fund"). The Registration
 Statement is filed pursuant to Rule 485(a) of the general rules and regulations of the Securities and Exchange Commission (the "Commission") promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

     The purpose of the filing is to add a Class A Shares, Class B Shares and Class C Shares Prospectus, a Class I Shares Prospectus and a Statement of Additional Information describing the Fund, a new series of the Registrant. This filing is not intended to amend the prospectuses and statements of additional information of other series of the Registrant.

     Should the staff have any questions regarding the foregoing, please call Debra Rubano at (212) 296-6993 or the undersigned at (312) 407-0863.


                                      Very truly yours,

                                      /s/ Charles B. Taylor
                                      ---------------------
                                      Charles B. Taylor